Customer Deposits and Customer Advances - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Jan. 31, 2016
Customer Deposits and Customer Advances [Line Items]
Customer deposits	$ 1,390	$ 8,905
Proceeds from customer advances	$ 2,000		$ 4,500
GE [Member]
Customer Deposits and Customer Advances [Line Items]
Advance received				$ 2,000
Mexico [Member]
Customer Deposits and Customer Advances [Line Items]
Proceeds from customer advances			2,000
Manufacturing equipment advance from customer			$ 800
Repayment of advance payments and equipment cost through credits		$ 1,200